Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 1,053,299	$ (1,915,769)
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	311,648	4,912,609
Depreciation	185,988	174,289
Net amortization of securities	38,927	1,249
Write down of other real estate owned	23,562	76,364
Net realized gain on sale of securities	(3,934)	0
Net gain on sale of loans	(19,824)	(123,472)
Stock-based compensation expense	698	36,461
Origination of loans held for sale	(1,271,000)	(2,697,200)
Proceeds from loans held for sale	1,010,824	4,366,199
Loss on disposal of fixed assets	560	3,409
Earnings on bank owned life insurance	(100,936)	(99,996)
Net change in other assets and other liabilities	1,235,792	(455,894)
Net cash from operating activities	2,465,604	4,278,249
Cash flows from investing activities
Sales	693,488	0
Maturities, repayments and calls	2,541,896	1,697,442
Purchases	(5,804,149)	(4,709,597)
Purchase of restricted stock	0	(139,200)
Loan originations and payments, net	13,895,394	3,793,381
Proceeds from disposals of other assets	(42,783)	0
Proceeds from disposals of premises and equipment	17,800	0
Additions to premises and equipment	(40,524)	(256,535)
Net cash from investing activities	11,261,122	385,491
Cash flows from financing activities
Net change in deposits	112,155	(6,603,248)
Proceeds from FHLB advances and other debt	1,500,000	0
Repayments of FHLB advances and other debt	(1,900,000)	(1,500,000)
Cash dividends paid	(256,150)	(256,150)
Proceeds from issuance of common stock under ESPP	12,790	13,551
Net cash from financing activities	(531,205)	(8,345,847)
Net change in cash and cash equivalents	13,195,521	(3,682,107)
Beginning cash and cash equivalents	14,496,494	18,178,601
Ending cash and cash equivalents	27,692,015	14,496,494
Supplemental cash flow information:
Interest paid	1,698,066	2,247,335
Income taxes paid	140,000	70,000
Supplemental disclosure of noncash investing activities:
Transfer from loans to other real estate owned	80,936	0
Transfer from loans to other repossessed assets	64,980	102,135
Transfer from loans to loans held for sale	$ 0	$ 1,091,527